UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 19, 2005

Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		68
Form 13F Information Table Value Total:		$119,995


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2414    49260 SH       Sole                    49260
Avista (formerly Washington Wa COM              940688104      227    12200 SH       Sole                    12200
BP p.l.c. ADR                  COM              055622104     1771    28391 SH       Sole                    28391
BRE Properties                 COM              05564E106     2388    57056 SH       Sole                    56256               800
BellSouth Corp.                COM              079860102      427    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2597   103950 SH       Sole                   103250               700
Bunge Ltd.                     COM              G16962105     3088    48700 SH       Sole                    48700
CSX Corp.                      COM              126408103      311     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     2257    99000 SH       Sole                    98000              1000
Chevron Corporation (fmly. Che COM              166764100     7307   130672 SH       Sole                   130210               462
Con Agra Inc.                  COM              205887102      539    23288 SH       Sole                    23288
Consolidated Edison, Inc.      COM              209115104      230     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     2074   179417 SH       Sole                   179417
Donnelley (RR) & Sons (New)    COM              257867101     2354    68200 SH       Sole                    67700               500
Dow Chemical Co.               COM              260543103      342     7675 SH       Sole                     7675
Du Pont                        COM              263534109     2657    61780 SH       Sole                    61780
Duke-Weeks Realty Corp.        COM              264411505      741    23400 SH       Sole                    22600               800
Edison International (formerly COM              281020107      499    12310 SH       Sole                    12310
Emerson Electric               COM              291011104     3488    55700 SH       Sole                    55400               300
ExxonMobil                     COM              30231g102     2427    42232 SH       Sole                    42232
General Electric               COM              369604103     1391    40153 SH       Sole                    40153
Gillette Co.                   COM              375766102     3746    73990 SH       Sole                    73490               500
GlaxoSmithKline plc            COM              37733W105     3287    67750 SH       Sole                    67250               500
Hawaiian Electric              COM              419870100     1370    51100 SH       Sole                    51100
Healthcare Property Investors, COM              421915109     1668    61700 SH       Sole                    61700
Healthcare Realty Trust        COM              421946104      425    11000 SH       Sole                    11000
Heinz (H.J.)                   COM              423074103     2057    58075 SH       Sole                    57775               300
Hillenbrand Industries         COM              431573104      541    10700 SH       Sole                    10700
Intel Corp.                    COM              458140100      869    33402 SH       Sole                    33402
Johnson & Johnson              COM              478160104     3017    46422 SH       Sole                    46422
Kimberly-Clark                 COM              494368103     1696    27100 SH       Sole                    27100
Liberty Global, Inc.(fmly Libe COM              530719103      322     6914 SH       Sole                     6862                52
Liberty Media Corporation Clas COM              530718105     1413   138652 SH       Sole                   137612              1040
Lilly, Eli                     COM              532457108      918    16470 SH       Sole                    16470
Lincoln National Corp.         COM              534187109      695    14803 SH       Sole                    14803
Microsoft                      COM              594918104     2724   109654 SH       Sole                   108854               800
New Plan Excel Realty Trust    COM              648053106     2083    76650 SH       Sole                    76150               500
Norfolk Southern               COM              655844108      248     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1956   148184 SH       Sole                   148184
PACCAR Inc.                    COM              693718108      245     3600 SH       Sole                     3600
PG&E Corporation               COM              69331C108     1142    30412 SH       Sole                    30412
Pepsico Inc.                   COM              713448108     2473    45865 SH       Sole                    45565               300
Pfizer Inc.                    COM              717081103     1589    57631 SH       Sole                    57631
Plum Creek Timber Company, Inc COM              729251108     3294    90750 SH       Sole                    90250               500
Preferred Voice, Inc.          COM              740432109        3    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    17181   325708 SH       Sole                   325708
Rayonier Inc.                  COM              754907103     1267    23900 SH       Sole                    23700               200
Royal Dutch Petroleum          COM              780257804      328     5050 SH       Sole                     5050
SBC Communications             COM              78387G103     2468   103929 SH       Sole                   103345               584
Safeguard Scientifics          COM              786449108      220   171550 SH       Sole                   171550
Safeway Inc.                   COM              786514208      343    15200 SH       Sole                    15200
Sara Lee                       COM              803111103     1652    83377 SH       Sole                    82877               500
Schering Plough                COM              806605101     1109    58160 SH       Sole                    57660               500
Scottish Power PLC ADS (frmly  COM              81013t705      340     9557 SH       Sole                     9557
Telecom Corp. of New Zealand A COM              879278208     1720    51200 SH       Sole                    50700               500
The India Fund                 COM              454089103      716    23986 SH       Sole                    23986
Unilever PLC                   COM              904767704     2370    61000 SH       Sole                    61000
Union Pacific Corp.            COM              907818108      356     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      423    17600 SH       Sole                    17600
United Technologies            COM              913017109     2215    43136 SH       Sole                    43136
Verizon Corporation            COM              92343V104     1550    44874 SH       Sole                    44874
Washington REIT SBI            COM              939653101      218     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1605    34600 SH       Sole                    34400               200
Aegon 6.375% Pfd.              PFD              007924301     1011    40000 SH       Sole                    39500               500
Lehman Brothers Holdings 6.5%  PFD              524908720     3327   128200 SH       Sole                   127200              1000
Royal Bank of Scotland 6.35% P PFD              780097770      989    39000 SH       Sole                    38000              1000
Pimco High Income Fund Ser. T  COM              722014305      875       35 SH       Sole                       33                 2
Templeton Global Income Fund   COM              880198106      401    45200 SH       Sole                    43200              2000